CHANGE IN PRESENTATION CURRENCY AND ADOPTION OF NEW STANDARDS (Details) $ in Thousands, $ in Thousands		Dec. 31, 2018 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD ($)
ASSETS
Current assets		$ 31,706		$ 50,352		$ 22,976
Non-Current assets				275,948		268,657
Total assets		312,187		326,300		291,633
Current
Deferred revenue		4,567		4,936		0
All other current liabilities				10,660
Current liabilities		12,485		15,596		9,749
Non-Current
Deferred revenue		33,160		33,716		0
Deferred income tax liability		12,963		17,422		20,168
All other non-current liabilities				29,805
Non-current liabilities				80,943		50,282
Total liabilities		89,940		96,539		60,031
EQUITY
Share capital		1,331,214		1,310,473		1,295,235
Share purchase warrants		435		435		0
Contributed surplus		63,634		61,799		60,612
Opening deficit				(1,124,523)		(1,124,523)
Net income (loss)				(19,563)
Accumulated other comprehensive income (loss)
Cumulative foreign currency translation				416		(446)
Unamortized experience gain				724		724
Unrealized gain on investments				0		0
Total equity		222,247		229,761		231,602
Total liabilities and equity		$ 312,187		326,300		291,633
Previously Reported In USD
ASSETS
Current assets			$ 40,135		$ 17,113
Non-Current assets			219,933		200,310
Total assets			260,068		217,423
Current
Deferred revenue			2,498
All other current liabilities			8,497
Current liabilities			10,995		7,260
Non-Current
Deferred revenue			27,181
Deferred income tax liability			14,182
All other non-current liabilities			23,758
Non-current liabilities			65,121		37,452
Total liabilities			76,116		44,712
EQUITY
Share capital			1,151,927		1,140,631
Share purchase warrants			333		0
Contributed surplus			55,165		54,306
Opening deficit			(961,440)		(961,440)
Net income (loss)			(14,168)
Accumulated other comprehensive income (loss)
Cumulative foreign currency translation			(48,454)		(61,371)
Unamortized experience gain			578		578
Unrealized gain on investments			11		7
Total equity			183,952		172,711
Total liabilities and equity			$ 260,068		$ 217,423
Previously Reported In USD
ASSETS
Current assets				50,352		22,976
Non-Current assets				275,948		268,657
Total assets				326,300		291,633
Current
Deferred revenue				3,134
All other current liabilities				10,660
Current liabilities				13,794		9,749
Non-Current
Deferred revenue				34,100
Deferred income tax liability				17,792
All other non-current liabilities				29,805
Non-current liabilities				81,697		50,282
Total liabilities				95,491		60,031
EQUITY
Share capital				1,310,473		1,295,235
Share purchase warrants				435		0
Contributed surplus				61,799		60,612
Opening deficit				(1,124,532)		(1,124,532)
Net income (loss)				(18,520)
Accumulated other comprehensive income (loss)
Cumulative foreign currency translation				416		(446)
Unamortized experience gain				724		724
Unrealized gain on investments				14		9
Total equity				230,809		231,602
Total liabilities and equity				326,300		291,633
IFRS Adoption
ASSETS
Current assets				0		0
Non-Current assets				0		0
Total assets				0		0
Current
Deferred revenue	[1]			1,802
All other current liabilities				0
Current liabilities				1,802		0
Non-Current
Deferred revenue	[1]			(384)
Deferred income tax liability	[2]			(370)
All other non-current liabilities				0
Non-current liabilities				(754)		0
Total liabilities				1,048		0
EQUITY
Share capital				0		0
Share purchase warrants				0		0
Contributed surplus				0		0
Opening deficit				9		9
Net income (loss)	[3]			5
Net income (loss)	[1]			(1,418)
Net income (loss)	[2]			370
Accumulated other comprehensive income (loss)
Cumulative foreign currency translation				0		0
Unamortized experience gain				0		0
Unrealized gain on investments	[3]			(14)		(9)
Total equity				(1,048)		0
Total liabilities and equity				$ 0		$ 0

[1]	Represents adjustments related to the adoption of IFRS 15 (see note 3).
[2]	Represents adjustments related to the tax impact of the adoption of IFRS 15 (see note 3).
[3]	Represents adjustments related to the adoption of IFRS 9 (see note 3).